Investment in Real Estate (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Land and land improvements		$ 2,694	$ 2,438
Investments in real estate	3,892	4,074	3,451
Real Estate
Real Estate Properties [Line Items]
Land and land improvements		551	412
Buildings and premises		4,269	3,656
Real Estate Investment Property, at Cost, Total		4,820	4,068
Less - Accumulated depreciation		746	617
Investments in real estate		$ 4,074	$ 3,451